INCOME TAX - Schedule of the significant components of deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [line items]
Total deferred tax assets	$ 41,498	$ 41,923	$ 37,863
Intangible assets
Deferred tax assets [line items]
Total deferred tax assets	727	3,289	2,183
Lease liabilities
Deferred tax assets [line items]
Total deferred tax assets	3,492	6,292	7,063
Accruals
Deferred tax assets [line items]
Total deferred tax assets	4,759	4,015	4,151
Unrealized profit in inventory
Deferred tax assets [line items]
Total deferred tax assets	13,472	10,498	8,453
Other
Deferred tax assets [line items]
Total deferred tax assets	8,780	5,923	3,484
Tax losses
Deferred tax assets [line items]
Total deferred tax assets	$ 10,268	$ 11,906	$ 12,529